Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of applicable income tax rate
The applicable income tax rate of the Group’s affiliated schools for the years ended December 31, 2018, 2019 and 2020 are summarized as below:

School name	Note	Applicable income tax rate
Yunnan Hengshui Ch e nggong Experimental Secondary School	(i)	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School	(i)	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School	(i)	Income tax exemption
Qujing Hengshui Experimental Secondary School	(i)(iv)	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School	(i)	Income tax exemption
Xinping Hengshui Experimental Middle School	(i)(iv)	Income tax exemption
Resorts District Hengshui Experimental Secondary School	(ii)	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School	(ii)	Income tax exemption on certain income
Ordos Hengshui Experimental High School	(iii)	25%
Xinping Hengshui Experimental High School Co., Ltd.	(iii)(iv)	Preferential tax rate of small and micro enterprise
Datong Gaokao Tutorial School	(iii)(iv)	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School	(iii)	Preferential tax rate of small and micro enterprise

Notes:
(i)	As confirmed by the local tax authorities, these school are exempt from income taxes for the years ended December 31, 2018, 2019 and 2020, respectively.
(ii)
Resorts District Hengshui Experimental Secondary School and Yunnan Long-Spring Foreign Language Secondary School are entitled to a five-year enterprise income tax exemptions for certain revenue that meets relevant legal requirements from January 1, 2018 through December 31, 2022 and from January 1, 2019 through December 31, 2023 respectively, as determined by the local government authorities as non-profit
organizations.

(iii)
As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2018, 2019 and 2020, respectively. For the year ended December 31, 2020, the newly established schools are qualified as small and micro enterprises, the preferential tax rates of 5% or 10% are applied.

(iv)
Under 2016 Revised Private Education Law, Qujing Hengshui Experimental Secondary School and Xinping Hengshui Experimental Middle School have registered as non-profit
schools in 2019 and are qualified for similar tax benefits as public schools, which entitle them to income tax exemptions.

Summary of (loss)/income before income taxes and the provision for PRC income taxes
The (loss)/income before income taxes and the provision for PRC income taxes for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years Ended December 31,
	2018	2019	2020
(Loss)/income before income taxes	(159,500)	37,060	96,324

Current income tax expense	16,088	8,453	21,501
Deferred tax benefits	(5,902)	(3,083)	(6,097)

Total income taxes expenses	10,186	5,370	15,404

Reconciliation of effective tax rate and statutory income tax rate applicable to PRC operations
The actual income tax expenses reported in the consolidated statements of comprehensive income/(loss) differs from the amount computed by applying the PRC statutory income tax rate of 25% to (loss)/income before income taxes due to the following:

		Years Ended December 31,
	Note	2018	2019	2020
(Loss)/income before income taxes		(159,500)	37,060	96,324
Income tax computed at PRC statutory tax rate		(39,875)	9,265	24,081
Effect of non-taxable income		(249)	(2,444)	(3,516)
Effect of non-deductible expenses		33,426	1,674	2,085
Effect of preferential tax rate		14,064	(4,019)	(7,282)
Deferred income tax liabilities for undistributed profits	(i)	(4,332)	—	—
Withholding income tax accrued for declared dividends	(i)	5,859	—	—
Changes of valuation allowances		1,293	523	(1,682)
Late payment surcharge on uncertain tax position		—	553	852
Others		—	(182)	866

		10,186	5,370	15,404

Notes:
(i):
The Group has recognized deferred tax liability for the undistributed earnings of Yunnan WFOE and its subsidiaries of RMB4,332 as of December 31, 2017 and reversed the amounts in 2018 as the dividend was paid out.

Summary of deferred tax assets and liabilities
The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
Deferred tax assets:
Allowance for doubtful accounts	409	408
Deductible donation expenses carried forwards	2,641	2,646
Accrued expenses	2,621	4,250
Registration fees	2,826	3,351
Property and equipment	68	137
Net operating loss carry forwards	1,696	3,690

Total gross deferred tax assets	10,261	14,482
Valuation allowance on deferred tax assets	(2,484)	(802)

Deferred tax assets, net of valuation allowance	7,777	13,680

Deferred tax liabilities:
Property and equipment	(1,200)	(968)
Intangible assets	(11,918)	(11,153)
Government grants	(415)	(1,218)

Total deferred tax liabilities	(13,533)	(13,339)

Net deferred tax (liabilities)/assets	(5,756)	341

Analysis as:
Deferred tax assets	6,567	12,274
Deferred tax liabilities	(12,323)	(11,933)

Net deferred tax (liabilities)/assets	(5,756)	341

Summary of reconciliation of valuation allowance
The following table presents the movement of the valuation allowance for the deferred tax assets:

	2018	2019	2020
Balance as of January 1,	668	1,961	2,484
Increase/(decrease) during the year	1,293	523	(1,682)

Balance as of December 31,	1,961	2,484	802

Summary of net operating Losses Carry forwards	The net operating losses carry forwards of the Group’s PRC subsidiaries will expire in the following years:

	2019	2020
2022	470	—
2023	1,453	442
2024	4,861	990
2025	—	13,328

	6,784	14,760

Summary of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2019	2020
Balance as of January 1,	1,046	2,567	3,686
Additions on tax positions	1,521	1,119	4,271

Balance as of December 31,	2,567	3,686	7,957